Common Stock - Summary of Common Stock Reserved for Future Issuance (Details) - shares	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Class of Stock [Line Items]
Common stock, reserved for future issuance (in shares)	2,484,152	7,753,881	7,542,573
Unvested restricted stock
Class of Stock [Line Items]
Common stock, reserved for future issuance (in shares)	0	34,557	138,227
Options to purchase common stock
Class of Stock [Line Items]
Common stock, reserved for future issuance (in shares)	2,484,152	1,164,017	849,039
Preferred Stock
Class of Stock [Line Items]
Common stock, reserved for future issuance (in shares)	0	6,555,307	6,555,307